Revenue Recognition	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Revenue Recognition
(23) Revenue Recognition
The Company’s revenue includes net interest income on financial instruments and non-interest
income. Most of the Company’s revenue is not within the scope of Accounting Standards Codification ASC Topic 606 which does not apply to revenue associated with financial instruments, including interest income on loans and securities, which comprise the majority of the Company’s revenue. Revenue-generating activities that are within the scope of this guidance are components of non-interest
income. These revenue streams can generally be classified as demand deposit account fees, title insurance fees, insurance agency income and other fees.
The following table presents
non-interest
income, segregated by revenue streams
in-scope
and
out-of-scope
of ASC Topic 606, for the years ended December 31, 2025, 2024, and 2023.

	For the Years Ended December 31,
	2025	2024	2023
	(In thousands)
Non-interest income
In-scope of Topic 606:
Demand deposit account fees	$8,054	$6,507	$5,145
Title insurance fees	3,034	2,505	2,400
Insurance agency income	580	269	188
Other non-interest income	6,409	5,962	7,991

Total in-scope non-interest income	18,077	15,243	15,724
Total out-of-scope non-interest income	18,992	(13,349)	11,655

Total non-interest income	$37,069	$1,894	$27,379

Demand deposit account fees include monthly maintenance fees and service charges. These fees are generally derived as a result of either transaction-based or serviced-based services. The Company’s performance obligation for these services is generally satisfied, and revenue recognized, at the time the transaction is completed, or the service rendered. Fees for these services are generally received from the customer either at the time of the transaction or monthly.
Title insurance fees are generally recognized at the time the transaction closes or when the service is rendered.
Columbia Insurance Services Inc. performs the function of an insurance intermediary, by introducing the policyholder and insurer for life and health, and property and casualty insurance, and is compensated by a commission fee for placement of an insurance policy. Commission and fees are generally recognized as of the effective date of the insurance policy. Commission revenues related to installment billings are recognized on the invoice date. Subsequent commission adjustments are recognized upon the receipt of notification from insurance companies concerning matters necessitating such adjustments.
Other
non-interest
income includes check printing fees, gift card fees, branch service fees, overdraft fees, account analysis fees, other deposit related fees, wealth management related fee income which includes annuity fees, brokerage commissions, and asset management fees. Wealth management related fee income represents fees earned from customers as consideration for asset management and investment advisory services provided by a third party. The Company’s performance obligation is generally satisfied monthly, and the resulting fees are recognized monthly based upon the month-end
market value of the assets under management and the applicable fee rate. The Company does not earn performance-based incentives. The Company’s performance obligation for these transaction-based services are generally satisfied, and related revenue recognized, at the time the transaction closes or when the service is rendered or a point in time when the service is completed.
Also included in other fees are debit card and ATM fees which are transaction-based. Debit card revenue is primarily comprised of interchange fees earned when a customer’s Company card is processed through a card payment network. ATM fees are largely generated when a Company cardholder uses a non-Company
ATM, or a
non-Company
cardholder uses a Company ATM. The Company’s performance obligation for these services is satisfied when the service is rendered. Payment is generally received at time of transaction or monthly.
Out-of-scope
non-interest
income primarily consists of income from bank-owned life insurance, loan prepayment and servicing fees, net fees on loan level swaps, gains and losses on the sale of loans and securities, credit card interchange income, changes in the fair value of equity securities. None of these revenue streams are subject to the requirements of ASC Topic 606.

Northfield Bancorp, Inc. [Member]
Disaggregation of Revenue [Line Items]
Revenue Recognition
(19)	Revenue Recognition
The Company records revenue from contracts with customers in accordance with ASU
2014-09,
Revenue from Contracts with Customers (“Topic 606”)
. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. Topic 606 does not apply to revenue associated with financial instruments, including revenue from loans and securities, which comprise the majority of the Company’s revenue.
The Company’s revenue streams that are within the scope of Topic 606 include service charges on deposit accounts, ATM and card interchange fees, investment services fees, and other miscellaneous income. Fees and service charges for customer services include: (i) service charges on deposit accounts, including account maintenance fees, analysis fees, insufficient funds fees, wire fees, and other deposit related fees; (ii) ATM and card interchange fees, which include fees generated when a Bank cardholder uses a non-Bank
ATM or a
non-Bank
cardholder uses a Bank ATM, and fees earned whenever the Bank’s debit cards are processed through card payment networks such as Visa; and (iii) investment services fees earned through partnering with a third-party investment and brokerage service firm to provide insurance and investment products to customers. The Company’s performance obligation for fees and service charges is satisfied and related revenue recognized immediately or in the month of performance of services. For the years ended December 31, 2025, 2024, and 2023 other income primarily included fee income on interest rate swaps and rental income from subleasing one of the Company’s branches to a third party.

The following table summarizes
non-interest
income for the periods indicated (in thousands):

	December 31,
	2025	2024	2023
Fees and service charges for customer services:
Service charges	$4,266	$3,730	$3,085
ATM and card interchange fees	1,804	1,856	1,932
Investment fees	800	844	462

Total fees and service charges for customer services	6,870	6,430	5,479

Income on bank-owned life insurance (1)	7,069	4,216	3,631
Losses on available-for-sale debt securities, net (1)	—	(6)	(17)
Gains on trading securities, net (1)	1,694	1,665	1,721
Gains on sale of loans (1)	—	51	134
Gains on sale of property (1)	—	3,402	—
Other (1)	1,317	1,064	948

Total non-interest income	$16,950	$16,822	$11,896

(1)	Not within the scope of Topic 606